Shareholder Report, Average Annual Return (Details) ITLK_MassMutual Overseas Fund_Class R4_TSR Annual {Class R4}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Without Sales Load [Member] | Class R4
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R4 - without sales charge
Average Annual Return, Percent	10.72%	10.50%	7.60%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	14.99%	11.15%	8.17%